Financial Risk Management and Fair Values of Financial Instruments - Summary of Assets Measured at Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 3,903	$ 568	¥ 4,286
Financial assets at fair value through other profit or loss	770	$ 112	160
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,903		4,286
Total	4,673		4,446
Recurring fair value measurement [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,845		4,228
Total	3,845		4,228
Recurring fair value measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Total	570		97
Recurring fair value measurement [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	58		58
Total	258		121
Recurring fair value measurement [Member] | Equity securities listed [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,845		4,228
Recurring fair value measurement [Member] | Equity securities listed [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,845		4,228
Recurring fair value measurement [Member] | Equity securities unlisted [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	58		58
Financial assets at fair value through other profit or loss	200		63
Recurring fair value measurement [Member] | Equity securities unlisted [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	58		58
Financial assets at fair value through other profit or loss	200		63
Recurring fair value measurement [Member] | Equity Securities Wealth Management Products [member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other profit or loss	570		97
Recurring fair value measurement [Member] | Equity Securities Wealth Management Products [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other profit or loss	¥ 570		¥ 97